Income tax - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of the valuation allowance
Balance at the beginning of the year	¥ 76,355	¥ 57,289
Addition during the year	3,885	19,066
Reduction as a result of expiry of tax losses carried forward	(2,800)
Balance at the end of the year	¥ 77,440	¥ 76,355